UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C. 20549


			     FORM 13F



FORM 13F COVER PAGE
-------------------


Report for the Calendar Year or Quarter Ended: 09/30/1999


Check here if Amendment [X]; Amendment Number: 01
This Amendment (Check only one.):	[X] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:		KBW ASSET MANAGEMENT, INC.
Address:	Two Hudson Place, 4th Floor
		Hoboken, NJ 07030


13F File Number:	28-04847


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on behalf of Reporting Manager:

Name:	Michael T. OBrien
Title:	President
Phone:	202-386-2946
Signature, Place, and Date of Signing:

	/s/  Michael T. OBrien


-----------------------------------------------
Hoboken, New Jersey
JANUARY 29, 2003


Restatement filed in order to consolidate positions, remove short positions, and remove cash equivalents.
Official List Volume 2003, Number 3 used as reference to remove cash equivalent position.



Report Type (Check only one. ):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
---------------------


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		35

Form 13F Information Table Value Total:		42,599 (thousands)


List of Other Included Managers: NONE



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                                                                 FORM 13F INFORMATION TABLE

  COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6 COLUMN 7      COLUMN 8
 -----------------------      -------------- --------- ---------- ------------------ -------- ------------- -----------------------
                                 TITLE                  VALUE    SHARES/  SH/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL  DSCRETN  MNGRS  [SOLE] [SHARED[NONE]
 ----------------------------------------------------------------------------------------------------------------------------------
AMCORE FINANCIAL INC               COM       23912108   2,278    110,500  SH          SOLE          110,500
CAPITAL ONE FINANCIAL CORP         COM      14040H105   3,132     80,300  SH          SOLE           80,300
CCB FINANCIAL CORP                 COM      124875105   1,112     26,700  SH          SOLE           26,700
CENTURA BANKS INC                  COM      15640T100   3,290     79,500  SH          SOLE           79,500
CHASE MANHATTAN CORP NEW           COM      16161A108   1,703     22,600  SH          SOLE           22,600
COMERICA INC                       COM      200340107   2,389     47,200  SH          SOLE           47,200
CULLEN FROST BANKERS INC           COM      229899109   1,120     44,800  SH          SOLE           44,800
FIRST AMERICAN CORP-TENN           COM      318900107   2,314     53,200  SH          SOLE           53,200
FIRST SECURITY CORP-DEL            COM      336294103   1,972     82,900  SH          SOLE           82,900
FIRST UNION CORP                   COM      337358105     813     22,800  SH          SOLE           22,800
HAMILTON BANCORP INC (FL.)         COM      407013101     387     18,200  SH          SOLE           18,200
INDEPENDENT BANK CORP-MASS         COM      453836108      13      1,000  SH          SOLE            1,000
INVESTORS FINANCIAL SERVICES       COM      461915100     500     14,550  SH          SOLE           14,550
KEYCORP NEW                        COM      493267108   2,520     97,600  SH          SOLE           97,600
KEYSTONE FINANCIAL INC             COM      493482103     344     14,500  SH          SOLE           14,500
M & T BANK CORP COM                COM      55261F104   1,993      4,340  SH          SOLE            4,340
MARSH & MCLENNAN COMPANIES IN      COM      571748102      92      1,350  SH          SOLE            1,350
MECH FINANCIAL INC                 COM      583492103     726     22,000  SH          SOLE           22,000
NATIONAL CITY CORP                 COM      635405103   1,322     49,510  SH          SOLE           49,510
PEOPLES HERITAGE FINL GROUP        COM      711147108   1,405     84,500  SH          SOLE           84,500
PFF BANCORP INC                    COM      69331W104     248     12,000  SH          SOLE           12,000
PROVIDIAN CORP                     COM      74406A102     285      3,600  SH          SOLE            3,600
QUEENS COUNTY BANCORP INC          COM      748242104     347     12,600  SH          SOLE           12,600
RELIANCE BANCORP INC               COM      759451107     706     18,750  SH          SOLE           18,750
ST PAUL BANCORP INC                COM      792848103   2,710    118,518  SH          SOLE          118,518
STERLING BANCSHARES INC            COM      858907108     449     39,300  SH          SOLE           39,300
SUMMIT BANCORP                     COM      866005101   2,249     69,350  SH          SOLE           69,350
SUNTRUST BANKS INC                 COM      867914103     421      6,400  SH          SOLE            6,400
SUNTRUST BK                        COM      8679601AH     195      7,000  SH  CALL    SOLE
SUPERIOR FINL CORP DEL             COM      868161100     716     60,000  SH          SOLE           60,000
UCBH HOLDINGS INC                  COM      90262T308     228     12,500  SH          SOLE           12,500
US BANCORP-DEL                     COM      902973106     396     13,100  SH          SOLE           13,100
US TRUST CORP NEW                  COM      91288L105   1,418     17,650  SH          SOLE           17,650
WESTERN BANCORP                    COM      957683105   2,588     67,000  SH          SOLE           67,000
WILMINGTON TRUST CORP              COM      971807102     218      4,500  SH          SOLE            4,500

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